Fully Benefit-Responsive Investment Contracts	12 Months Ended
Dec. 31, 2025
EBP 002
Fair Value Measurements:
Fully Benefit-Responsive Investment Contracts:
4.	Fully Benefit-Responsive Investment Contracts:

The Plan holds the Guaranteed Income Fund (“GIF”) which is a fully benefit-responsive investment contract. Contract value is the relevant measure for fully benefit-responsive investment contracts because this is the amount received by participants if they were to initiate permitted transactions under the terms of the Plan. For the GIF contract value represents deposits made to the contract, plus earnings at guaranteed crediting rates, less withdrawals and fees. Interest is credited on contract balances using a single “portfolio rate” approach. Under this methodology, a single interest crediting rate is applied to all contributions made regardless of the timing of those contributions.  Interest crediting rates are reviewed on a semi-annual basis. Certain factors, including current economic and market conditions, the general interest rate environment and both the expected and actual experience of a reference portfolio within the issuer’s general account are used to establish interest crediting rates. These rates are established without the use of a specific formula.

Certain events limit the ability of the Plan to transact at contract value with the issuer. Such events include the following: (1) amendments to the Plan documents (including complete or partial Plan termination or merger with another plan), (2) changes to the Plan’s prohibition on competing investment options or deletion of equity wash provisions, (3) bankruptcy of the Plan Sponsor or other Plan Sponsor events (for example, divestitures or spin-offs of a subsidiary) that causes a significant withdrawal from the Plan, (4) the failure of the Trust to qualify for exemption from federal income taxes or any required prohibited transaction exemption under ERISA or (5) premature termination of the contract. The Plan Administrator does not believe that any events which would limit the Plan’s ability to transact at contract value with participants are probable of occurring.

In addition, certain events allow the issuer to terminate the contract with the Plan and settle at an amount different from contract value. Such events include (1) an uncured violation of the Plan’s investment guidelines, (2) a breach of material obligation under the contract, (3) a material misrepresentation, and (4) a material amendment to the agreement without the consent of the issuer.